VIRTUS Emerging Markets Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2025
($ reported in thousands)
	Shares	Value
Preferred Stocks—1.5%
Brazil—1.5%
Marcopolo S.A., 9.740%	892(1)	$ 965
Petroleo Brasileiro S.A., 17.940%	202,500	1,321
		2,286

Total Preferred Stocks (Identified Cost $2,555)		2,286

Common Stocks—96.9%
Brazil—4.2%
Cia de Saneamento de Minas Gerais Copasa MG	194,000	675
Cury Construtora e Incorporadora S.A.	190,000	813
JBS S.A.	703,000	5,070
		6,558

Cayman Islands—3.3%
China Hongqiao Group Ltd.	572,000	1,183
Geely Automobile Holdings Ltd.	955,000	2,050
Qifu Technology, Inc. ADR	12,800	575
Vipshop Holdings Ltd. ADR	38,000	596
Zhen Ding Technology Holding Ltd.	230,000	729
		5,133

China—30.8%
Agricultural Bank of China Ltd. Class H	2,670,000	1,608
Alibaba Group Holding Ltd.	354,000	5,857
AviChina Industry & Technology Co., Ltd. Class H	6,710,000	3,381
BAIC Motor Corp., Ltd. Class H	1,711,000	446
Bank of China Ltd. Class A	650,000	502
Bank of Nanjing Co., Ltd. Class A	1,155,000	1,646
Bank of Shanghai Co., Ltd. Class A	2,049,952	2,788
China Construction Bank Corp. Class A	735,000	895
China United Network Communications Ltd. Class A	2,085,000	1,601
JD.com, Inc. Class A	229,900	4,729
Meituan Class B(2)	64,000	1,288
NetEase, Inc.	114,000	2,342
People’s Insurance Co. Group of China Ltd. (The) Class A	2,150,000	2,023
People’s Insurance Co. Group of China Ltd. (The) Class H	2,600,000	1,347
Tencent Holdings Ltd.	118,400	7,565
Tingyi Cayman Islands Holding Corp.	965,000	1,620
	Shares	Value

China—continued
Weibo Corp. Sponsored ADR	76,600	$ 725
WuXi AppTec Co., Ltd. Class A	356,000	3,317
Xiaomi Corp. Class B(2)	220,000	1,392
Yealink Network Technology Corp., Ltd. Class A	166,000	936
Yutong Bus Co., Ltd. Class A	484,000	1,773
		47,781

Colombia—1.0%
Bancolombia S.A. Sponsored ADR	37,200	1,495
Greece—1.3%
Eurobank Ergasias Services & Holdings S.A.	400,000	1,074
Hellenic Telecommunications Organization S.A.	58,500	952
		2,026

Hungary—3.4%
OTP Bank Nyrt	79,457	5,346
India—13.4%
Chambal Fertilisers & Chemicals Ltd.	340,000	2,475
ICICI Bank Ltd. Sponsored ADR	155,510	4,902
Infosys Ltd.	292,000	5,350
Muthoot Finance Ltd.	65,500	1,821
Shriram Finance Ltd.	188,000	1,436
State Bank of India	325,116	2,923
Tata Consultancy Services Ltd.	15,437	649
Welspun Corp., Ltd.	125,800	1,269
		20,825

Indonesia—2.5%
Astra International Tbk PT	1,834,900	543
Bank Central Asia Tbk PT	5,482,400	2,801
United Tractors Tbk PT	356,200	505
		3,849

Mexico—0.3%
Controladora Vuela Cia de Aviacion SAB de C.V. Class A(2)	976,000	516
Panama—0.3%
Intercorp Financial Services, Inc.	14,400	477
Poland—0.7%
ORLEN S.A.	60,000	1,057
Russia—0.0%
Gazprom PJSC(2)(3)(4)	1,323,341	1
	Shares	Value

Russia—continued
LUKOIL PJSC Sponsored ADR(2)(3)(4)	55,455	$ —(5)
		1

South Africa—4.6%
AVI Ltd.	204,000	988
Mr Price Group Ltd.	152,000	1,844
Nedbank Group Ltd.	122,000	1,714
Sanlam Ltd.	358,000	1,617
Standard Bank Group Ltd.	69,005	901
		7,064

South Korea—4.1%
Hanwha Aerospace Co., Ltd.	2,854	1,227
Hyundai Glovis Co., Ltd.	21,200	1,630
SK Hynix, Inc.	26,100	3,479
		6,336

Taiwan—17.8%
Arcadyan Technology Corp.	222,000	1,522
Cathay Financial Holding Co., Ltd.	636,000	1,187
CTBC Financial Holding Co., Ltd.	1,381,000	1,660
Eva Airways Corp.	1,755,000	2,159
Evergreen Marine Corp. Taiwan Ltd.	281,000	1,884
Fubon Financial Holding Co., Ltd.	315,000	819
Fusheng Precision Co., Ltd.	85,000	897
MediaTek, Inc.	78,000	3,362
Taiwan Semiconductor Manufacturing Co., Ltd.	502,000	14,138
		27,628

Thailand—2.5%
Advanced Info Service PCL NVDR	476,000	3,871
Turkey—0.3%
Dogus Otomotiv Servis ve Ticaret AS	75,000	453
United Arab Emirates—6.4%
Abu Dhabi Islamic Bank PJSC	235,000	1,025
Dubai Islamic Bank PJSC	571,000	1,111
Emaar Development PJSC	1,300,464	4,318
See Notes to Schedule of Investments

VIRTUS Emerging Markets Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025
($ reported in thousands)
	Shares	Value

	United Arab Emirates—continued
Emirates NBD Bank PJSC	623,181	$ 3,421
		9,875

	Total Common Stocks (Identified Cost $134,766)	150,291

	Total Long-Term Investments—98.4% (Identified Cost $137,321)	152,577

	TOTAL INVESTMENTS—98.4% (Identified Cost $137,321)	$152,577
	Other assets and liabilities, net—1.6%	2,476
	NET ASSETS—100.0%	$155,053
Abbreviations:
ADR	American Depositary Receipt
NVDR	Non-Voting Depositary Receipts
PCL	Public Company Limited
PJSC	Public Joint Stock Company

Footnote Legend:
(1)	Value shown as par value.
(2)	Non-income producing.
(3)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(4)	The Fund is unable to trade and repatriate proceeds due to U.S. sanctions related to the Russia/Ukraine war.
(5)	Amount is less than $500 (not in thousands).
Country Weightings†
China	31%
Taiwan	18
India	14
United Arab Emirates	7
Brazil	5
South Africa	5
South Korea	4
Other	16
Total	100%
† % of total investments as of March 31, 2025.
The following table summarizes the value of the Fund’s investments as of March 31, 2025, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at March 31, 2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Equity Securities:
Preferred Stocks	$2,286	$2,286	$—	$—
Common Stocks	150,291	15,844	134,446	1
Total Investments	$152,577	$18,130	$134,446	$1
There were no transfers into or out of Level 3 related to securities held at March 31, 2025
Some of the Fund’s investments that were categorized as Level 3 may have been valued utilizing third party pricing information without adjustment. If applicable, such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the roll-forward of Level 3 securities and assumptions are not shown for the period ended March 31, 2025.
See Notes to Schedule of Investments

VIRTUS Emerging Markets Opportunities Fund
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2025
Note 1. Security Valuation
The Fund’s Board of Trustees has designated the investment adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the investment adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the investment adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair value non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, restricted securities, and leveraged loan are valued based on either evaluated or composite quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the investment adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual financial statements.
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